Schedule of Investments
November 30, 2021 (unaudited)
Archer Multi Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.48%

Beverages - 0.64%
Coca-Cola Co.	600	31,470

Biological Products (No Diagnostic Substances) - 1.44%
Bio-Techne Corp.	151	71,277

Cable & Other Pay Television Services - 1.64%
Cable One, Inc.	17	30,125
Comcast Corp. Class A	1,012	50,580

		80,705

Chemicals & Allied Products - 2.00%
Balchem Corp. (2)	626	98,908

Communications Equipment, Nec - 1.51%
Iridium Communications, Inc. (2)	1,932	74,285

Electromedical & Electrotherapeutic Apparatus - 1.36%
Masimo Corp. (2)	241	67,027

Electronic Components, Nec - 0.84%
Advanced Energy Industries, Inc.	470	41,214

Electronic Computers - 3.30%
Apple, Inc.	361	59,673
Omnicell, Inc. (2)	582	103,014

		162,687

Fabricated Plate Work (Boiler Shops) - 1.48%
Chart Industries, Inc. (2)	417	72,787

Fabricated Structural Metal Products - 0.35%
Proto Labs, Inc. (2)	347	17,392

Fire, Marine & Casualty Insurance - 0.86%
Berkshire Hathaway, Inc. Class B (2)	154	42,610

General Industrial Machinery & Equipment, Nec - 1.89%
Nordson Corp.	367	93,288

Hospital & Medical Service Plans - 5.37%
Molina Healthcare, Inc. (2)	349	99,528
Trupanion, Inc. (2)	585	72,142
UnitedHealth Group, Inc.	210	93,286

		264,956

Hotels & Motels - 2.25%
Caesars Entertainment, Inc. (2)	871	78,451
Penn National Gaming, Inc. (2)	638	32,685

		111,136

Industrial Instruments For Measurement, Display & Control - 1.55%
Cognex Corp.	993	76,709

Instruments For Measuring & Testing of Electricity & Electrical Signals - 1.01%
Itron, Inc. (2)	805	49,838

Insurance Agents Brokers & Services - 1.10%
Brown & Brown, Inc.	845	54,426

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 1.52%
Toro Co.	746	75,018

Leather & Leather Products - 1.06%
Capri Holdings Ltd. (2)	887	52,528

Measuring & Controlling Devices, Nec - 1.57%
Trimble, Inc. (2)	905	77,712

Metal Mining - 1.38%
Cleveland-Cliffs, Inc. (2)	3,349	68,152

Miscellaneous Chemical Products - 0.66%
WD 40 Co.	145	32,531

Motor Vehicles & Passenger Car Bodies - 1.55%
Tesla, Inc. (2)	67	76,699

Motors & Generators - 2.07%
Generac Holdings, Inc. (2)	243	102,361

National Commercial Banks - 3.22%
Bank of America Corp.	2,013	89,518
JPMorgan Chase & Co.	438	69,568

		159,086

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.06%
RPM International, Inc.	575	52,348

Pharmaceutical Preparations - 2.07%
Johnson & Johnson	475	74,067
Merck & Co., Inc.	360	26,968
Organon & Co.	36	1,052

		102,087

Pumps & Pumping Equipment - 1.46%
Graco, Inc.	991	72,234

Retail-Catalog & Mail-Order Houses - 1.42%
Amazon.com, Inc. (2)	20	70,141

Retail-Lumber & Other Building Materials Dealers - 1.58%
Home Depot, Inc.	195	78,119

Rubber & Plastics Footwear - 2.40%
Crocs, Inc. (2)	723	118,586

Semiconductors & Related Devices - 8.85%
Enphase Energy, Inc. (2)	409	102,250
Monolithic Power Systems, Inc.	134	74,164
NVIDIA Corp.	340	111,098
Power Integrations, Inc.	733	73,322
SolarEdge Technologies, Inc. (Israel) (2)	232	76,040

		436,874

Services-Business Services - 3.66%
Fair Isaac Corp. (2)	99	34,960
MasterCard, Inc. Class A	147	46,293
PayPal Holdings, Inc. (2)	227	41,970
Visa, Inc. Class A	297	57,550

		180,773

Services-Commercial Physical & Biological Research - 1.91%
Charles River Laboratories International, Inc. (2)	257	94,029

Services-Computer Processing & Data Preparation - 0.89%
8x8, Inc. (2)	2,034	43,833

Services-Computer Programming, Data Processing, Etc. - 5.53%
Alphabet, Inc. Class A (2)	25	70,949
Alphabet, Inc. Class C (2)	27	76,924
Factset Research Systems, Inc.	120	56,228
Meta Platforms, Inc. Class A (2)	212	68,786

		272,887

Services-Management Consulting Services - 2.45%
Exponent, Inc.	1,038	120,927

Services-Miscellaneous Amusement & Recreation - 0.82%
Walt Disney Co. (2)	280	40,572

Services-Prepackaged Software - 7.09%
Adobe, Inc. (2)	76	50,909
Alarm.com Holdings, Inc. (2)	576	45,959
Ceridian HCM Holdings, Inc. (2)	357	39,056
Liveperson, Inc. (2)	1,067	41,250
Microsoft Corp.	210	69,424
PTC, Inc. (2)	486	53,256
SPS Commerce, Inc. (2)	353	49,769

		349,623

Services-Skilled Nursing Care Facilities - 0.96%
Ensign Group, Inc.	621	47,401

Services-Testing Laboratories - 0.94%
NeoGenomics, Inc. (2)	1,350	46,251

Services-Video Tape Rental - 0.94%
Netflix, Inc. (2)	72	46,217

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.78%
Procter & Gamble Co.	266	38,458

Special Industry Machinery - 1.23%
Brooks Automation, Inc.	537	60,735

Special Industry Machinery (No Metalworking Machinery) - 1.63%
John Bean Technologies Corp.	511	80,620

Sporting & Athletic Goods, NEC - 1.04%
YETI Holdings, Inc. (2)	556	51,241

Telephone Communications (No Radio Telephone) - 0.31%
Verizon Communications, Inc.	300	15,081

Transportation Services - 1.86%
GXO Logistics, Inc. (2)	546	52,444
XPO Logistics, Inc. (2)	546	39,552
		91,996

Trucking (No Local) - 2.28%
SAIA, Inc. (2)	339	112,270

Water Supply - 0.68%
Essential Utilities, Inc.	709	33,514

Total Common Stock	(Cost $ 3,838,067)	4,711,619

Real Estate Investment Trust - 0.78%

Medical Properties Trust, Inc.	1,800	38,322

Total Real Estate Investment Trusts	(Cost $ 36,370)	38,322

Money Market Registered Investment Companies - 3.77%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 0.01% (3)	186,151	186,151

Total Money Market Registered Investment Companies	(Cost $ 186,151)	186,151

Total Investments - 100.03%	(Cost $ 4,060,588)	4,936,092

Liabilities in excess of Other Assets- (0.03%)		(1,662)

Total Net Assets - 100.00%		4,934,430

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$4,936,092	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$4,936,092	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2021